Taxation - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Net operating tax loss carry forwards	¥ 841,217	¥ 679,789
Advertising and promotion expenses in excess of deduction limit	272,138	310,560
Provision of allowance for expected credit losses	37,896	31,140
Payroll and expense accrued	6,737	9,145
Less: valuation allowance	(1,157,988)	(1,030,634)	¥ (793,220)
Deferred tax liabilities:
Acquired intangible assets	6,830	22,574
Total deferred tax liabilities	¥ 6,830	¥ 22,574